Segment Reporting - Schedule of Segment Non-Current Assets by Geographical Area (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current assets	R$ 3,569,079	R$ 2,772,136	R$ 2,196,855
BRAZIL
Disclosure of operating segments [line items]
Non-current assets	1,222,368	927,490	629,055
Latin America
Disclosure of operating segments [line items]
Non-current assets	90,676	75,238	45,073
Europe [Member]
Disclosure of operating segments [line items]
Non-current assets	137,896	108,155	111,350
North America [Member]
Disclosure of operating segments [line items]
Non-current assets	R$ 2,118,139	R$ 1,661,253	R$ 1,411,377